Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 38,568
Ending Balance	45,260	$ 38,568
Property, Plant and Equipment, Net	45,260	38,568
BP-Husky Refining LLC
Disclosure of detailed information about property, plant and equipment [line items]
Derecognition of fully depleted and depreciated assets	362	6
COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	68,670	62,375
Acquisitions (Note 4)	9,990	15
Additions	4,820	4,950
Transfer from E&E (Note 15)	145	285
Change in Decommissioning Liabilities	180	313
Divestitures	(7,854)	(271)
Exchange Rate Movements and Other	(1,003)	1,003
Ending Balance	74,948	68,670
Property, Plant and Equipment, Net	74,948	68,670
ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(30,102)	(25,125)
Divestitures	4,611	208
Exchange Rate Movements and Other	(664)	605
Depreciation, Depletion and Amortization	4,861	4,580
Ending Balance	(29,688)	(30,102)
Property, Plant and Equipment, Net	(29,688)	(30,102)
Crude Oil and Natural Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	30,241
Ending Balance	40,359	30,241
Property, Plant and Equipment, Net	40,359	30,241
Crude Oil and Natural Gas Properties | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	52,090	47,425
Acquisitions (Note 4)	9,990	15
Additions	4,244	4,215
Transfer from E&E (Note 15)	145	285
Change in Decommissioning Liabilities	184	312
Divestitures	(593)	(270)
Exchange Rate Movements and Other	(493)	108
Ending Balance	65,567	52,090
Property, Plant and Equipment, Net	65,567	52,090
Crude Oil and Natural Gas Properties | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(21,849)	(17,975)
Divestitures	408	208
Exchange Rate Movements and Other	(387)	133
Depreciation, Depletion and Amortization	4,154	3,949
Ending Balance	(25,208)	(21,849)
Property, Plant and Equipment, Net	(25,208)	(21,849)
Processing, Transportation and Storage Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	139
Ending Balance	132	139
Property, Plant and Equipment, Net	132	139
Processing, Transportation and Storage Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	280	272
Acquisitions (Note 4)	0	0
Additions	4	3
Transfer from E&E (Note 15)	0	0
Change in Decommissioning Liabilities	(1)	2
Divestitures	0	0
Exchange Rate Movements and Other	(8)	3
Ending Balance	275	280
Property, Plant and Equipment, Net	275	280
Processing, Transportation and Storage Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(141)	(129)
Divestitures	0	0
Exchange Rate Movements and Other	(9)	1
Depreciation, Depletion and Amortization	11	11
Ending Balance	(143)	(141)
Property, Plant and Equipment, Net	(143)	(141)
Refining Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7,650
Ending Balance	4,313	7,650
Property, Plant and Equipment, Net	4,313	7,650
Refining Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	14,325	12,770
Acquisitions (Note 4)	0	0
Additions	543	661
Transfer from E&E (Note 15)	0	0
Change in Decommissioning Liabilities	1	4
Divestitures	(7,243)	0
Exchange Rate Movements and Other	(479)	890
Ending Balance	7,147	14,325
Property, Plant and Equipment, Net	7,147	14,325
Refining Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(6,675)	(5,667)
Divestitures	4,195	0
Exchange Rate Movements and Other	(263)	469
Depreciation, Depletion and Amortization	617	539
Ending Balance	(2,834)	(6,675)
Property, Plant and Equipment, Net	(2,834)	(6,675)
Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	538
Ending Balance	456	538
Property, Plant and Equipment, Net	456	538
Other Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,975	1,908
Acquisitions (Note 4)	0	0
Additions	29	71
Transfer from E&E (Note 15)	0	0
Change in Decommissioning Liabilities	(4)	(5)
Divestitures	(18)	(1)
Exchange Rate Movements and Other	(23)	2
Ending Balance	1,959	1,975
Property, Plant and Equipment, Net	1,959	1,975
Other Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,437)	(1,354)
Divestitures	8	0
Exchange Rate Movements and Other	(5)	2
Depreciation, Depletion and Amortization	79	81
Ending Balance	(1,503)	(1,437)
Property, Plant and Equipment, Net	$ (1,503)	$ (1,437)